INTANGIBLE ASSETS - Goodwill Reconciliation (Details) - CAD ($) $ in Millions	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill at the start of the period	$ 2,663.3	$ 2,464.3
Business combinations (Note 3)		35.8
Disposal of discontinued operations (Note 2)	(120.4)
Impairment of goodwill	(568.0)	0.0
Foreign currency exchange differences	(3.6)	163.2
Goodwill at the end of the period	1,971.3	2,663.3
Discontinued operations
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill at the start of the period	120.4	111.7
Business combinations (Note 3)		0.0
Disposal of discontinued operations (Note 2)	(120.4)
Impairment of goodwill	0.0
Foreign currency exchange differences	0.0	8.7
Goodwill at the end of the period	0.0	120.4
Civil Aviation
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill at the start of the period	1,125.6	1,046.8
Business combinations (Note 3)		25.6
Disposal of discontinued operations (Note 2)	0.0
Impairment of goodwill	0.0
Foreign currency exchange differences	(4.8)	53.2
Goodwill at the end of the period	1,120.8	1,125.6
Defense and Security
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill at the start of the period	1,417.3	1,305.8
Business combinations (Note 3)		10.2
Disposal of discontinued operations (Note 2)	0.0
Impairment of goodwill	(568.0)
Foreign currency exchange differences	1.2	101.3
Goodwill at the end of the period	$ 850.5	$ 1,417.3